Reinsurance	12 Months Ended
Dec. 31, 2017
Reinsurance
(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.